Transactions with Related Parties, Diana Wilhelmsen Management Limited (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Transactions with Related Parties [Abstract]
Due to related parties	$ 399		$ 474
Related Party [Member] | DWM [Member]
Transactions with Related Parties [Abstract]
Due to related parties	31		$ 12
Related Party [Member] | DWM [Member] | Management Services [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	709	$ 646
Related Party [Member] | DWM [Member] | Management Services [Member] | Management Fees to Related Parties [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	555	531
Related Party [Member] | DWM [Member] | Management Services [Member] | Voyage Expenses [Member]
Transactions with Related Parties [Abstract]
Fees charged by related party	$ 154	$ 115